Non-Current Assets - Intangibles (Tables)	12 Months Ended
Jun. 30, 2019
Statement [LineItems]
Disclosure of Non-Current Assets - Intangibles

	Patents A$	Intellectual Property Assets A$	Goodwill A$	Total A$
At June 30, 2017
Cost or fair value	1,915,671	23,343,253	109,962	25,368,886
Accumulated amortization	(1,915,671)	(4,432,879)	—	(6,348,550)

Net book amount	—	18,910,374	109,962	19,020,336

Year ended June 30, 2018
Opening net book amount	—	18,910,374	109,962	19,020,336
Exchange difference	—	1,107,124	—	1,107,124
Amortization charge	—	(1,798,305)	—	(1,798,305)

Closing net book amount	—	18,219,193	109,962	18,329,155

At June 30, 2018
Cost or fair value	1,915,671	24,786,169	109,962	26,811,802
Accumulated amortization	(1,915,671)	(6,566,976)	—	(8,482,647)

Net book amount	—	18,219,193	109,962	18,329,155

Year ended June 30, 2019
Opening net book amount	—	18,219,193	109,962	18,329,155
Exchange difference	—	481,222	—	481,222
Amortization charge	—	(1,863,652)	—	(1,863,652)

Closing net book amount	—	16,836,763	109,962	16,946,725

At June 30, 2019
Cost or fair value	1,915,671	25,480,543	109,962	27,506,176
Accumulated amortization	(1,915,671)	(8,643,780)	—	(10,559,451)

Net book amount	—	16,836,763	109,962	16,946,725